S000012068 [Member] Expense Example - S000012068 [Member]	Aug. 31, 2025 USD ($)
C000122660 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
C000253713 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
C000032838 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,630
C000032840 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,766
C000032842 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
C000094665 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
C000094667 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774